UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
		      Washington, D.C.  20549

			    FORM 13F

		     FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 1999

Check here if Amendment [ ]; Amendment Number:13F-HR
 This Amendment (Check only one.):[ ] is a restatement.
				  [x] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Greenleaf Asset Management, Inc.
Address:	3505 Greenleaf Blvd.
		Kalamazoo, MI  49008


Form 13F File Number: 28-05069

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this report on Behalf of Reporting Manager:

Name:		William D. Johnston
Title:		President
Phone:		616-353-8484

Signature, Place, and Date of Signing:
William D. Johnston  Kalamazoo, Michigan  December 1, 1999


Report Type (Check only one):

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.


*Additional Information
This is an initial filing of Form 13F for Greenleaf Asset Management, Inc.

		    FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  0

Form 13F Information Table Entry Total:     2,508,620

Form 13F Information Table Value Total:  $135,016,000



List of Other Included Managers:

NONE
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
FORM 13F INFORMATION TABLE
				  Value  Shares/ sh/ put/ Invstmt Other   Voting Authority
Name of Issuer      Class Cusip  (x$1000) prnamt prn call Dscretn Manager Sole Shared None

Alcoa, Inc	    com   13817101  267      4300 sh	  sole	  none 		      4300
Allied Signal	    com   19512102  258      4300 sh	  sole    none                4300
American Eagle Out  com	  02553D108 1138    23500 sh	  sole	  none		     23500
American Express Co com	  25816109  312	     2310 sh	  sole	  none		      2310
American Pwr Conv.  com	  029066107 770	    40550 sh	  sole	  none		     40550
AT&T Corp	    com	  001957109 205	     4718 sh	  sole	  none		      4718
Bank One Corp.	    com   6423A103  408	    11730 sh	  sole	  none		     11730
Bed Bath & Beyond   com	  075896100 1018    29150 sh	  sole	  none		     29150
Bell Atlantic 	    com	  77853109  613	     9110 sh	  sole	  none		      9110
Bellsouth Corp.	    com	  79860102  556	    12345 sh	  sole	  none		     12345
Biogen Inc	    com	  090597105 268      3400 sh	  sole	  none		      3400
Biomet, Inc.	    com	  90613100  276     10500 sh	  sole	  none		     10500
Bristol Myers Squibbcom	  110122108 1341    19870 sh	  sole	  none		     19870
Capital One Finl    com	  14040H105 198	     5070 sh	  sole	  none		      5070
Cisco Sys Inc	    com	  17275R102 1177    17165 sh	  sole	  none		     17165
Concord EFS Inc	    com	  206197105 735	    35625 sh	  sole	  none		     35625
Duke Realty Invt    com	  264411505 375     19210 sh	  sole	  none		     19210
Emerson Elec Co	    com	  291011104 203	     3220 sh	  sole	  none		      3220
Ford Mtr Co Del	    com	  345370100 346      6879 sh	  sole	  none		      6879
General Elec Co.    com	  369604103 1683    14198 sh	  sole	  none		     14198
GTE Corp	    com	  362320103 324      4225 sh	  sole	  none		      4225
Huntington Bancsharecom	  446150104 206      7748 sh	  sole	  none		      7748
Intel Corp	    com	  458140100 798	    10740 sh	  sole	  none		     10740
Intl Business Mach  com   459200101 195	     1608 sh	  sole	  none		      1608
Intl Paper Co	    com	  460146103 320	     6650 sh	  sole	  none		      6650
Johnson & Johnson   com	  478160104 416	     4531 sh	  sole	  none		      4531
McDonalds Corp.     com	  580135101 791	    18300 sh	  sole	  none		     18300
MCI Worldcom Inc.   com	  55268B106 212      2950 sh	  sole	  none		      2950
Merck & Co. Inc.    com	  589331107 754     11640 sh	  sole	  none		     11640
Miller Herman Inc.  com	  600544100 440     18400 sh	  sole	  none		     18400
Morgan JP & Co Inc. com	  616880100 371	     3250 sh	  sole	  none		      3250
Midcap SPDR TRunit ser1	  595635103 1934    26925 sh	  sole	  none		     26925
National City Corp  com	  635405103 1374    51480 sh	  sole	  none		     51480
Pharmacia & Upjohn  com	  716941109 8282   166895 sh	  sole	  none		    166895
Procter & Gamble Co com	  742718109 178	     1900 sh	  sole	  none		      1900
Sara Lee Corp	    com	  803111103 444	    19004 sh	  sole	  none		     19004
SBC Communications  com	  78387G103 191	     3738 sh	  sole	  none		      3738
Schering Plough Corpcom	  806605101 1117    25600 sh	  sole	  none		     25600
Softech Inc.        com	  834021107 379    242500 sh	  sole	  none		    242500
SPDR TR	      unit ser1	  78462F103 18717  145380 sh	  sole	  none		    145380
Stryker Corp	    com	  863667101 79996 1564714 sh	  sole	  none		   1564714
Sun Microsystems Inccom	  866810104 1748    18800 sh	  sole	  none		     18800
Tetra Tech Inc      com   88162F105 720	    43125 sh	  sole	  none		     43125
Tyco Intl Ltd New   com	  902124106 1167    11300 sh	  sole	  none		     11300
Vodafone Group PLC  com	  92857T107 303	     1275 sh	  sole	  none		      1275
Union Carbide Corp  com	  905581104 461	     8110 sh	  sole	  none		      8110
Wal Mart Stores Inc com	  931142103 351	     7390 sh	  sole	  none		      7390
Exxon Corp.	    com	  302290101 475      6250 sh	  sole	  none		      6250
2002 Target Term Tr com	  90210103  205     15292 sh	  sole	  none		     15292
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